Deposits - Components of deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits
Non-interest bearing	$ 12,886	$ 10,947
NOW accounts	30,950	28,376
Regular savings, tax escrow and demand clubs	25,500	27,478
Money market	33,392	31,880
Individual retirement accounts	6,774	6,477
Certificates of deposit	126,058	117,457
Total Deposits	$ 235,560	$ 222,615